CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - CNY (¥) ¥ in Thousands	Total	Series A Convertible Redeemable Preferred Shares	Series B Convertible Redeemable Preferred Shares	Series C Convertible Redeemable Preferred Shares	Outstanding Ordinary Shares	Additional Paid-In Capital	Treasury Stocks	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit	Accumulated Deficit Series A Convertible Redeemable Preferred Shares	Accumulated Deficit Series B Convertible Redeemable Preferred Shares	Accumulated Deficit Series C Convertible Redeemable Preferred Shares	Statutory Reserves	Non-controlling Interests	Cumulative Effect, Period of Adoption, Adjustment [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Accumulated Deficit
Beginning balance at Dec. 31, 2019	¥ (705,344)				¥ 45	¥ 4,321,101	¥ (142,229)	¥ (17,935)	¥ (4,862,464)					¥ (3,862)
Beginning balance, shares at Dec. 31, 2019					65,114,018		8,635,420
Share-based compensation expense (Note 18)/(Note 16)	463,214					463,214
Cumulative effect of adoption of accounting standard															¥ (6,889)	¥ (6,889)
Accretion to convertible redeemable preferred shares of a subsidiary (Note 21)		¥ (13,509)	¥ (33,187)	¥ (1,580)						¥ (13,509)	¥ (33,187)	¥ (1,580)
Gains on repurchase of Series B convertible redeemable preferred shares of a subsidiary (Note 21)	14,842		14,843								14,843
Exercise of share options	¥ 2				¥ 2
Exercise of share options, shares	3,144,786				3,144,786		(1,144,786)
Net loss	¥ (1,105,168)								(1,104,441)					(727)
Foreign currency translation	102,255							102,255
Ending balance at Dec. 31, 2020	(1,285,363)				¥ 47	4,784,315	¥ (142,229)	84,320	(6,007,227)					(4,589)
Ending balance, shares at Dec. 31, 2020					68,258,804		7,490,634
Share-based compensation expense (Note 18)/(Note 16)	200,186					200,186
Accretion to convertible redeemable preferred shares of a subsidiary (Note 21)		(14,089)	(21,726)	(73,081)						(14,089)	(21,726)	(73,081)
Gains on repurchase of Series B convertible redeemable preferred shares of a subsidiary (Note 21)	0
Exercise of share options	¥ 3				¥ 3
Exercise of share options, shares	3,049,281				3,049,281		(3,049,281)
Net loss	¥ (1,240,176)								(1,239,617)					(559)
Foreign currency translation	44,690							44,690
Acquisition of remaining equity interest of a subsidiary from the non-controlling interests (Note 21)						(5,148)								5,148
Ending balance at Dec. 31, 2021	(2,389,556)				¥ 50	4,979,353	¥ (142,229)	129,010	(7,355,740)				¥ (2,389,556)	¥ 0
Ending balance, shares at Dec. 31, 2021					71,308,085		4,441,353
Share-based compensation expense (Note 18)/(Note 16)	70,105					70,105
Cumulative effect of adoption of accounting standard																¥ 6,900
Accretion to convertible redeemable preferred shares of a subsidiary (Note 21)		¥ (15,947)	¥ (24,918)	¥ (83,812)						¥ (15,947)	¥ (24,918)	¥ (83,812)
Gains on repurchase of Series B convertible redeemable preferred shares of a subsidiary (Note 21)	¥ 0
Exercise of share options, shares	355,745				355,745		(355,745)
Net loss	¥ (914,767)								(914,767)
Foreign currency translation	¥ (231,844)							(231,844)
Ending balance at Dec. 31, 2022					¥ 50	¥ 5,049,458	¥ (142,229)	¥ (102,834)	¥ (8,395,184)				¥ (3,590,739)
Ending balance, shares at Dec. 31, 2022					71,663,830		4,085,608